Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligations [Abstract]
Reconciliation Of Beginning And Ending Aggregate Carrying Amount Of Asset Retirement Obligation

	December 31,
(Thousands of dollars)	2013	2012
Balance at beginning of period	$15,401	13,190
Accretion expense	1,096	980
Liabilities incurred	633	1,231
Balance at end of period	$17,130	15,401